Property, Plant, and Equipment, Net (Tables)	9 Months Ended
Sep. 30, 2022
Property, Plant, and Equipment, Net [Abstract]
Summary of property, plant, and equipment, net

Property, plant, and equipment, net, consisted of the following as of September 30, 2022 and December 31, 2021:

	September 30, 2022	December 31, 2021
Plant and equipment	$203,382	$161,387
CNG/RNG fueling stations	34,494	27,892
Construction in progress	102,205	62,616
Buildings	2,585	2,544
Land	1,303	1,303
Service equipment	1,692	1,521
Leasehold improvements	815	815
Vehicles	313	407
Office furniture and equipment	307	302
Computer software	277	277
Other	458	416
	347,831	259,480
Less: accumulated depreciation	(97,476)	(89,710)
Property, plant, and equipment, net	$250,355	$169,770